Related Party Transactions - Schedule of Significant Transactions with Related Parties (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Significant Transactions with Related Parties [Line Items]
Purchase from related parties, Subtotal		$ 187,231	$ 118,032
Wuxi Kaiteng Mold Factory [Member]
Schedule of Significant Transactions with Related Parties [Line Items]
Purchase from related parties, Subtotal	[1]	$ 187,231	$ 118,032

[1]	The Company purchases processing services from Wuxi Kaiteng Mold Factory.